Going concern - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 02, 2021	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Equity	$ 8,019	$ (6,294)		$ (4,224)	$ (1,065)
Fund raised through reverse recapitalization			$ 4,522
Net Loss After Tax	3,555	2,745
Term loans received	2,000
Deposits with banks and financial institutions	$ 8,016	$ 3,286